EQUITY (Details 9) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Summary of Financial Statements
Net assets		$ 6,320,937	$ 632,843
Non-controlling interests accumulated	$ 217,280	238,969	$ 59	$ 50
Banco CorpBanca Colombia S.A. [Member] | Non Controlling Interest [Member]
Summary of Financial Statements
Current assets	4,589,487	5,502,852
Current liabilities	3,939,253	4,813,426
Net current assets	650,234	689,426
Non-current assets	1,690,890	1,780,581
Non-current liabilities	1,697,961	1,764,461
Net non-current assets	(7,071)	16,120
Net assets	643,163	705,546
Non-controlling interests accumulated	$ 216,883	$ 237,917